Share-Based Awards Plan (Tables)	12 Months Ended
Dec. 31, 2016
Total Share-Based Compensation Cost Recognized

The following table summarizes the total share-based compensation cost recognized by the Group:

	For the years ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
	(In thousands)
Expensed as cost of revenues	34,611	49,770	103,354	14,886
Expensed as selling, general and administrative	426,052	486,760	429,234	61,823
Expensed as research and development	502,077	850,588	1,227,400	176,782
Capitalized as part of internal-used software	—	1,381	214	31

Baidu
Option Activity

The following table summarizes the option activity for the year ended December 31, 2016:

	Number of shares	Weighted average exercise price (US$)	Weighted average remaining contractual life (Years)	Aggregate intrinsic value (US$ in thousands)
Share options
Outstanding, December 31, 2015	220,165	1,437.70	7.55	115,458
Granted	50,409	1,684.20
Exercised	(26,933)	1,011.90
Expired/Cancelled	(31)	1,067.00
Forfeited	(12,371)	1,505.80

Outstanding, December 31, 2016	231,239	1,537.40	7.25	61,621

Vested and expected to vest at December 31, 2016	205,508	1,507.80	7.12	58,927

Exercisable at December 31, 2016	114,141	1,279.30	6.06	51,362

Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	2014	2015	2016
Risk-free interest rate	1.52%~1.77%	1.31%~1.36%	1.13%~1.47%
Dividend yield	—	—	—
Expected volatility range	40.96%~41.59%	40.04%~40.57%	38.91%~40.09%
Weighted average expected volatility	41.36%	40.21%	39.37%
Expected life (in years)	4.57	5.02~5.13	5.75~5.92

Restricted Shares Activity

Restricted shares activity for the year ended December 31, 2016 was as follows:

	Number of shares	Weighted average grant date fair value (US$)
Restricted shares
Unvested, December 31, 2015	344,534	1,853.50
Granted	526,960	1,755.90
Vested	(93,409)	1,716.50
Cancelled	(242)	1,743.10
Forfeited	(70,572)	1,831.50

Unvested, December 31, 2016	707,271	1,800.70